Derivative Financial Instruments - Impact of Derivatives on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Assets:
Derivative assets	$ 480	$ 565
Derivative Liabilities:
Derivative liabilities	(735)	(1,701)
Net total derivatives	(255)	(1,136)
Designated as Hedging Instrument [Member] | Cash Flow [Member]
Derivative Assets:
Derivative assets	95	78
Derivative Liabilities:
Derivative liabilities	(16)	(76)
Net total derivatives	79	2
Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative Assets:
Derivative assets	378	465
Derivative Liabilities:
Derivative liabilities	(512)	(1,305)
Net total derivatives	(134)	(840)
Trading [Member]
Derivative Assets:
Derivative assets	7	22
Derivative Liabilities:
Derivative liabilities	(207)	(320)
Net total derivatives	(200)	(298)
Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	392	565
Derivative Liabilities:
Derivative liabilities	(189)	(208)
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Cash Flow [Member]
Derivative Assets:
Derivative assets	95	78
Derivative Liabilities:
Derivative liabilities	(16)	(76)
Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative Assets:
Derivative assets	290	465
Derivative Liabilities:
Derivative liabilities	(102)	(62)
Interest Rate Swaps [Member] | Trading [Member]
Derivative Assets:
Derivative assets	7	22
Derivative Liabilities:
Derivative liabilities	(71)	(70)
Cross-Currency Interest Rate Swaps [Member]
Derivative Assets:
Derivative assets	88
Derivative Liabilities:
Derivative liabilities	(454)	(1,296)
Cross-Currency Interest Rate Swaps [Member] | Designated as Hedging Instrument [Member] | Fair Value [Member]
Derivative Assets:
Derivative assets	88
Derivative Liabilities:
Derivative liabilities	(410)	(1,243)
Cross-Currency Interest Rate Swaps [Member] | Trading [Member]
Derivative Liabilities:
Derivative liabilities	(44)	(53)
Floor Income Contracts [Member]
Derivative Liabilities:
Derivative liabilities	(74)	(184)
Floor Income Contracts [Member] | Trading [Member]
Derivative Liabilities:
Derivative liabilities	(74)	(184)
Other [Member]
Derivative Liabilities:
Derivative liabilities	(18)	(13)
Other [Member] | Trading [Member]
Derivative Liabilities:
Derivative liabilities	$ (18)	$ (13)